Income Tax - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory rate applied to income before income tax	$ 16,335	$ 16,236	$ 14,591
Tax-exempt income	(1,475)	(1,487)	(690)
Share-based compensation	(144)	(184)	(204)
Bank owned life insurance	(140)	(119)	(196)
Low income housing tax credit investments	(134)	(19)	0
Unrecognized tax benefit	(7)	(11)	(206)
Non-deductible meals, entertainment and memberships	30	32	57
Other, net	(28)	(30)	(23)
Income tax expense	$ 14,437	$ 14,418	$ 13,329